Total Capital and Net Income Per Unit - Issuances of Common Units (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2015	Jul. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital Unit [Line Items]
Net proceeds from equity offerings					$ 35,374	$ 182,139	$ 190,520
Continuous Offering Program 2014 [Member]
Capital Unit [Line Items]
Units Issued, Sold in public and continuing offering program	160,000
Net proceeds from equity offerings	$ 6,800
Funding of LNG Carrier Newbuilding [Member] | July 2013 Offering [Member]
Capital Unit [Line Items]
Units Issued, Private placement				931,098
Gross Proceeds, Private placement				$ 40,816
Net proceeds from equity offerings				$ 40,776
Offering Price				$ 42.96
Teekay Corporation's Ownership After the Offering				36.92%
Prepayment of Revolving Credit Facilities, Funding of LNG Carrier Acquisition and for General Partnership Purposes [Member] | October 2013 Offering [Member]
Capital Unit [Line Items]
Units Issued, Sold in public and continuing offering program			3,450,000
Gross Proceeds, Sold in public and continuing offering program			$ 150,040
Net proceeds from equity offerings			$ 144,818
Offering Price			$ 42.62
Teekay Corporation's Ownership After the Offering			35.30%
Prepayment of Revolving Credit Facilities, Funding of the Yamal Lng Project and Portion of the MEGI Newbuildings [Member] | July 2014 Offering [Member]
Capital Unit [Line Items]
Units Issued, Sold in public and continuing offering program		3,090,000
Gross Proceeds, Sold in public and continuing offering program		$ 140,784
Net proceeds from equity offerings		$ 140,484
Offering Price		$ 44.65
Teekay Corporation's Ownership After the Offering		33.96%
General Partnership Purposes Including Funding Newbuilding Installments [Member] | Continuous Offering Program 2014 [Member]
Capital Unit [Line Items]
Units Issued, Sold in public and continuing offering program						1,050,463
Gross Proceeds, Sold in public and continuing offering program						$ 42,556
Net proceeds from equity offerings						$ 41,655
General Partnership Purposes Including Funding Newbuilding Installments [Member] | Continuous Offering Program 2015 [Member]
Capital Unit [Line Items]
Units Issued, Sold in public and continuing offering program					1,173,428
Gross Proceeds, Sold in public and continuing offering program					$ 36,274
Net proceeds from equity offerings					$ 35,374
General Partnership Purposes [Member] | Continuous Offering Program 2013 [Member]
Capital Unit [Line Items]
Units Issued, Sold in public and continuing offering program							124,071
Gross Proceeds, Sold in public and continuing offering program							$ 5,383
Net proceeds from equity offerings							$ 4,926